INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Cost	$17,846	$13,718
Accumulated amortization	(2,370)	(1,896)
Total	$15,476	$11,822
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Brazilian regulated gas transmission operation	$3,015	$2,816
North American residential decarbonization infrastructure operation(1)	3,394	1,674
Canadian diversified midstream operation	2,135	2,186
North American rail operations	1,757	1,762
European residential decarbonization infrastructure business(1)	1,207	—
Peruvian toll roads	1,086	1,031
Indian telecom tower operation	676	682
U.K. telecom towers operation	565	537
Brazilian electricity transmission operation(1)	502	—
U.K. port operation	271	258
Other(2)	868	876
Total	$15,476	$11,822
1.Refer to Note 5, Acquisition of Businesses, for further details.
2.Other intangibles are primarily comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12-month period ended December 31, 2022
Cost at beginning of the period	$13,718	$15,785
Additions through business combinations(1)	3,398	302
Additions, net of disposals	105	149
Assets held by subsidiaries disposed during the period(2)	—	(1,454)
Adjustments to purchase price allocation(1)	(4)	—
Assets reclassified as held for sale	—	(793)
Non-cash (dispositions) additions(3)	(5)	47
Foreign currency translation	634	(318)
Ending Balance	$17,846	$13,718
1.Refer to Note 5, Acquisition of Businesses, for further details.
2.Refer to Note 4, Disposition of Businesses, for further details.
3.Non-cash additions for the 12-month period ended December 31, 2022 primarily relate to revisions to the purchase price allocation at our residential infrastructure operation in Germany.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12-month period ended December 31, 2022
Accumulated amortization at beginning of the period	$(1,896)	$(1,571)
Assets held by subsidiaries disposed during the period(1)	—	5
Non-cash additions, net of disposals	7	—
Held for sale	—	211
Amortization	(384)	(561)
Foreign currency translation	(97)	20
Ending Balance	$(2,370)	$(1,896)
1.Refer to Note 4, Disposition of Businesses, for further details.